Income and Expenses - Summary of Movement in Allowance for Expected Credit Losses of Contracts Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement In Allowance For Expected Credit Losses Of Contract Assets [Abstract]
Balances at beginning of the year	₱ 131	₱ 114
Reclassification	(61)
Provisions		17
Balances at end of the year	₱ 70	₱ 131